                             Janus Investment Fund
                     Supplement Dated March 19, 2004 to the
            Currently Effective Statements of Additional Information

The following replaces the Trustees table in the "Trustees and Officers" section of the Statement of Additional Information:

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                                                       TRUSTEES
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                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUNDS        SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
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INDEPENDENT TRUSTEES
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 Dennis B. Mullen        Chairman     3/04-Present     Private Investor.              61               Director, Red
 151 Detroit Street      Trustee      2/71-Present                                                     Robin Gourmet
 Denver, CO 80206                                                                                      Burgers, Inc.
 Age 60
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 William F. McCalpin     Trustee      6/02-Present     Executive Vice President and   59               Founding
 151 Detroit Street                                    Chief Operating Officer of                      Director and
 Denver, CO 80206                                      The Rockefeller Brothers Fund                   Board Chair,
 Age 46                                                (a private family                               Solar
                                                       foundation).                                    Development
                                                                                                       Foundation;
                                                                                                       Trustee and
                                                                                                       Vice President,
                                                                                                       Asian Cultural
                                                                                                       Council.
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 John W. McCarter, Jr.   Trustee      6/02-Present     President and Chief Executive  59               Chairman of the
 151 Detroit Street                                    Officer of The Field Museum                     Board and
 Denver, CO 80206                                      of Natural History.                             Director,
 Age 65                                                                                                Divergence LLC;
                                                                                                       Director of
                                                                                                       A.M. Castle &
                                                                                                       Co. and W.W.
                                                                                                       Grainger, Inc.;
                                                                                                       Trustee of
                                                                                                       Harris Insight
                                                                                                       Funds Trust (19
                                                                                                       portfolios),
                                                                                                       WTTW (Chicago
                                                                                                       public
                                                                                                       television
                                                                                                       station), the
                                                                                                       University of
                                                                                                       Chicago and
                                                                                                       Chicago Public
                                                                                                       Education Fund.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
----------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
 NAME, AGE AS OF         POSITIONS                                                    IN FUND COMPLEX  OTHER
 DECEMBER 31, 2003       HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY      DIRECTORSHIPS
 AND ADDRESS             FUNDS        SERVED           THE PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CNTD.)
----------------------------------------------------------------------------------------------------------------------
 James T. Rothe          Trustee      1/97-Present     Professor of Business,         61               Director,
 151 Detroit Street                                    University of Colorado,                         Optika, Inc.
 Denver, CO 80206                                      Colorado Springs, CO (since
 Age 60                                                1986). Formerly,
                                                       Distinguished Visiting
                                                       Professor of Business
                                                       (2001-2002), Thunderbird
                                                       (American Graduate School of
                                                       International Management),
                                                       Phoenix, AZ; and Principal
                                                       (1988-1999) of Phillips-Smith
                                                       Retail Group, Addison, TX (a
                                                       venture capital firm).
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 William D. Stewart      Trustee      6/84-Present     Corporate Vice President and   59               N/A
 151 Detroit Street                                    General Manager of MKS
 Denver, CO 80206                                      Instruments - HPS Products,
 Age 59                                                Boulder, CO (a manufacturer
                                                       of vacuum fittings and
                                                       valves).
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 Martin H. Waldinger     Trustee      8/69-Present     Consultant.                    59               N/A
 151 Detroit Street
 Denver, CO 80206
 Age 65
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 INTERESTED TRUSTEE
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 Thomas H. Bailey*       Trustee      6/69-Present     Formerly, President (1978-     61               N/A
 151 Detroit Street                                    2002) and Chief Executive
 Denver, CO 80206                                      Officer (1994-2002) of Janus
 Age 66                                                Capital or Janus Capital
                                                       Corporation; President and
                                                       Director (1994-2002) of the
                                                       Janus Foundation; Chairman
                                                       and Director (1978-2002) of
                                                       Janus Capital Corporation;
                                                       and Director (1997-2001) of
                                                       Janus Distributors, Inc.
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* The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

111-31-053 03-04